Distribution Date:	07/12/22	COMM 2012-CCRE5 Mortgage Trust
Determination Date:	07/06/22
Next Distribution Date:	08/12/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		William D. Schwartz	william.d.schwartz@pnc.com
Current Mortgage Loan and Property Stratification	9-13		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	Eightfold Real Estate Capital Fund II, L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12623SAA8	0.673000%	85,349,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12623SAB6	1.678000%	159,765,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12623SAC4	2.388000%	90,894,000.00	1,775,792.99	1,775,792.99	3,533.83	0.00	0.00	1,779,326.82	0.00	0.00%	30.00%
A-3	12623SAD2	2.540000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12623SAE0	2.771000%	357,557,000.00	342,787,997.49	26,719,995.59	791,554.62	0.00	0.00	27,511,550.21	316,068,001.90	51.83%	30.00%
AM	12623SAJ9	3.223000%	123,287,000.00	123,287,000.00	0.00	331,128.33	0.00	0.00	331,128.33	123,287,000.00	33.03%	19.13%
B	12623SAL4	3.774000%	52,432,000.00	52,432,000.00	0.00	164,898.64	0.00	0.00	164,898.64	52,432,000.00	25.04%	14.50%
C	12623SAQ3	4.343052%	35,427,000.00	35,427,000.00	0.00	128,217.75	0.00	0.00	128,217.75	35,427,000.00	19.64%	11.38%
D	12623SAS9	4.343052%	22,673,000.00	22,673,000.00	0.00	82,058.35	0.00	0.00	82,058.35	22,673,000.00	16.19%	9.38%
E	12623SAU4	4.343052%	32,593,000.00	32,593,000.00	0.00	117,960.91	0.00	0.00	117,960.91	32,593,000.00	11.22%	6.50%
F	12623SAW0	4.343052%	21,256,000.00	21,256,000.00	0.00	76,929.93	0.00	0.00	76,929.93	21,256,000.00	7.98%	4.63%
G	12623SAY6	4.343052%	18,422,000.00	18,422,000.00	0.00	66,673.08	0.00	0.00	66,673.08	18,422,000.00	5.17%	3.00%
H*	12623SBA7	4.343052%	34,010,559.52	33,931,810.46	0.00	140,253.69	0.00	0.00	140,253.69	33,931,810.46	0.00%	0.00%
R	12623SBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12623SBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,133,665,561.52	684,585,600.94	28,495,788.58	1,903,209.13	0.00	0.00	30,398,997.71	656,089,812.36

X-A	12623SAF7	1.454396%	916,852,000.00	467,850,790.48	0.00	567,033.43	0.00	0.00	567,033.43	439,355,001.90
X-B	12623SAG5	0.569052%	52,432,000.00	52,432,000.00	0.00	24,863.77	0.00	0.00	24,863.77	52,432,000.00
Notional SubTotal			969,284,000.00	520,282,790.48	0.00	591,897.20	0.00	0.00	591,897.20	491,787,001.90

Deal Distribution Total					28,495,788.58	2,495,106.33	0.00	0.00	30,990,894.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12623SAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12623SAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12623SAC4	19.53696603	19.53696603	0.03887858	0.00000000	0.00000000	0.00000000	0.00000000	19.57584461	0.00000000
A-3	12623SAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12623SAE0	958.69469061	74.72933152	2.21378583	0.00000000	0.00000000	0.00000000	0.00000000	76.94311735	883.96535909
AM	12623SAJ9	1,000.00000000	0.00000000	2.68583330	0.00000000	0.00000000	0.00000000	0.00000000	2.68583330	1,000.00000000
B	12623SAL4	1,000.00000000	0.00000000	3.14500000	0.00000000	0.00000000	0.00000000	0.00000000	3.14500000	1,000.00000000
C	12623SAQ3	1,000.00000000	0.00000000	3.61920992	0.00000000	0.00000000	0.00000000	0.00000000	3.61920992	1,000.00000000
D	12623SAS9	1,000.00000000	0.00000000	3.61921007	0.00000000	0.00000000	0.00000000	0.00000000	3.61921007	1,000.00000000
E	12623SAU4	1,000.00000000	0.00000000	3.61920995	0.00000000	0.00000000	0.00000000	0.00000000	3.61920995	1,000.00000000
F	12623SAW0	1,000.00000000	0.00000000	3.61921011	0.00000000	0.00000000	0.00000000	0.00000000	3.61921011	1,000.00000000
G	12623SAY6	1,000.00000000	0.00000000	3.61920964	0.00000000	0.00000000	0.00000000	0.00000000	3.61920964	1,000.00000000
H	12623SBA7	997.68457029	0.00000000	4.12382778	(0.51299803)	2.15405983	0.00000000	0.00000000	4.12382778	997.68457029
R	12623SBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12623SBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12623SAF7	510.27951128	0.00000000	0.61845688	0.00000000	0.00000000	0.00000000	0.00000000	0.61845688	479.19948029
X-B	12623SAG5	1,000.00000000	0.00000000	0.47420983	0.00000000	0.00000000	0.00000000	0.00000000	0.47420983	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	3,533.83	0.00	3,533.83	0.00	0.00	0.00	3,533.83	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/22 - 06/30/22	30	0.00	791,554.62	0.00	791,554.62	0.00	0.00	0.00	791,554.62	0.00
X-A	06/01/22 - 06/30/22	30	0.00	567,033.43	0.00	567,033.43	0.00	0.00	0.00	567,033.43	0.00
X-B	06/01/22 - 06/30/22	30	0.00	24,863.77	0.00	24,863.77	0.00	0.00	0.00	24,863.77	0.00
AM	06/01/22 - 06/30/22	30	0.00	331,128.33	0.00	331,128.33	0.00	0.00	0.00	331,128.33	0.00
B	06/01/22 - 06/30/22	30	0.00	164,898.64	0.00	164,898.64	0.00	0.00	0.00	164,898.64	0.00
C	06/01/22 - 06/30/22	30	0.00	128,217.75	0.00	128,217.75	0.00	0.00	0.00	128,217.75	0.00
D	06/01/22 - 06/30/22	30	0.00	82,058.35	0.00	82,058.35	0.00	0.00	0.00	82,058.35	0.00
E	06/01/22 - 06/30/22	30	0.00	117,960.91	0.00	117,960.91	0.00	0.00	0.00	117,960.91	0.00
F	06/01/22 - 06/30/22	30	0.00	76,929.93	0.00	76,929.93	0.00	0.00	0.00	76,929.93	0.00
G	06/01/22 - 06/30/22	30	0.00	66,673.08	0.00	66,673.08	0.00	0.00	0.00	66,673.08	0.00
H	06/01/22 - 06/30/22	30	90,708.13	122,806.34	0.00	122,806.34	(17,447.35)	0.00	0.00	140,253.69	73,260.78
Totals			90,708.13	2,477,658.98	0.00	2,477,658.98	(17,447.35)	0.00	0.00	2,495,106.33	73,260.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12623SAJ9	3.223000%	123,287,000.00	123,287,000.00	0.00	331,128.33	0.00	0.00	331,128.33	123,287,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12623SAL4	3.774000%	52,432,000.00	52,432,000.00	0.00	164,898.64	0.00	0.00	164,898.64	52,432,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12623SAQ3	4.343052%	35,427,000.00	35,427,000.00	0.00	128,217.75	0.00	0.00	128,217.75	35,427,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			211,146,000.03	211,146,000.00	0.00	624,244.72	0.00	0.00	624,244.72	211,146,000.00

Exchangeable Certificate Details
PEZ	12623SAN0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	30,990,894.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,503,347.83	Master Servicing Fee	17,149.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,140.98
Interest Adjustments	0.00	Trustee Fee	1,140.98
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	6,256.96
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	25,688.83
Total Interest Collected	2,503,347.83

Principal		Expenses/Reimbursements
Scheduled Principal	25,096,435.73	Reimbursement for Interest on Advances	308.81
Unscheduled Principal Collections		ASER Amount	(19,701.37)
Principal Prepayments	3,399,352.85	Special Servicing Fees (Monthly)	1,945.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	28,495,788.58	Total Expenses/Reimbursements	(17,447.35)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,495,106.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	28,495,788.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	30,990,894.91
Total Funds Collected	30,999,136.41	Total Funds Distributed	30,999,136.39

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	684,585,600.94	684,585,600.94	Beginning Certificate Balance	684,585,600.94
(-) Scheduled Principal Collections	25,096,435.73	25,096,435.73	(-) Principal Distributions	28,495,788.58
(-) Unscheduled Principal Collections	3,399,352.85	3,399,352.85	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	656,089,812.36	656,089,812.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	685,259,114.90	685,259,114.90	Ending Certificate Balance	656,089,812.36
Ending Actual Collateral Balance	656,623,667.35	656,623,667.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	194,477,946.70	29.64%	5	4.2130	NAP	Defeased	15	194,477,946.70	29.64%	5	4.2130	NAP
9,999,999 or less	11	55,477,178.85	8.46%	5	4.6520	2.084278	Less than 1.35	2	55,212,588.16	8.42%	5	4.1304	0.824633
10,000,000 to 24,999,999	7	99,518,293.93	15.17%	5	4.5484	2.284620	1.35 to 1.39	1	47,762,441.08	7.28%	5	4.0940	1.360000
25,000,000 to 39,999,999	1	25,498,502.63	3.89%	5	4.2600	1.930000	1.40 to 1.49	3	157,422,734.84	23.99%	3	4.6321	1.455204
40,000,000 to 54,999,999	4	191,117,890.25	29.13%	5	4.1389	1.544386	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
55,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.69	1	19,854,924.48	3.03%	5	4.0935	1.650000
70,000,000 or greater	1	90,000,000.00	13.72%	2	4.6250	1.460000	1.70 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
Totals	39	656,089,812.36	100.00%	4	4.3377	1.803107	1.80 to 1.99	2	29,463,434.83	4.49%	5	4.2957	1.919234
							2.00 or greater	15	151,895,742.27	23.15%	5	4.3845	2.566801
							Totals	39	656,089,812.36	100.00%	4	4.3377	1.803107
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	40	194,477,946.70	29.64%	5	4.2130	NAP
							Defeased	40	194,477,946.70	29.64%	5	4.2130	NAP
Alabama	1	4,984,647.68	0.76%	4	5.3360	2.540000
							Lodging	3	22,048,869.37	3.36%	4	5.1650	2.579700
California	5	85,727,025.74	13.07%	4	4.5744	1.726966
							Mixed Use	2	23,734,668.96	3.62%	5	4.7267	1.910855
Georgia	1	10,332,652.54	1.57%	5	4.3305	2.640000
							Multi-Family	1	45,902,500.55	7.00%	5	4.0105	1.000000
Indiana	1	14,388,056.89	2.19%	4	5.0900	2.240000
							Office	9	192,376,171.62	29.32%	5	4.2855	1.796151
Kansas	1	2,306,767.03	0.35%	4	5.2500	1.480000
							Retail	19	177,549,655.17	27.06%	3	4.4609	1.830986
Michigan	1	5,279,153.14	0.80%	3	4.9495	2.070000
							Totals	74	656,089,812.36	100.00%	4	4.3377	1.803107
Missouri	4	7,323,985.33	1.12%	4	5.2500	1.480000

New Jersey	2	26,703,773.30	4.07%	5	4.0807	1.755155

New York	2	93,106,472.81	14.19%	2	4.6273	1.485691

North Carolina	1	3,964,932.20	0.60%	5	4.5250	1.850000

Ohio	1	3,294,939.92	0.50%	5	4.7100	2.560000

Pennsylvania	4	125,770,567.66	19.17%	5	4.0945	1.405110

South Carolina	1	13,963,424.95	2.13%	5	4.0400	2.570000

Tennessee	6	5,204,434.17	0.79%	4	5.2500	1.480000

Texas	1	11,719,467.19	1.79%	5	4.3400	2.690000

Virginia	1	2,676,164.80	0.41%	4	5.2500	4.480000

Washington	1	44,865,400.31	6.84%	5	3.9300	2.420000

Totals	74	656,089,812.36	100.00%	4	4.3377	1.803107

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	194,477,946.70	29.64%	5	4.2130	NAP	Defeased	15	194,477,946.70	29.64%	5	4.2130	NAP
	4.2499% or less	7	185,804,663.59	28.32%	5	4.0260	1.715990	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	4	100,138,170.67	15.26%	4	4.3869	1.834882	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	124,101,013.89	18.92%	3	4.6452	1.607168	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	7	51,568,017.51	7.86%	4	5.0960	2.263640	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	656,089,812.36	100.00%	4	4.3377	1.803107	49 months or greater	24	461,611,865.66	70.36%	4	4.3903	1.773705
								Totals	39	656,089,812.36	100.00%	4	4.3377	1.803107
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	194,477,946.70	29.64%	5	4.2130	NAP	Defeased	15	194,477,946.70	29.64%	5	4.2130	NAP
	60 months or less	24	461,611,865.66	70.36%	4	4.3903	1.773705	Interest Only	1	90,000,000.00	13.72%	2	4.6250	1.460000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	656,089,812.36	100.00%	4	4.3377	1.803107	116 months or greater	23	371,611,865.66	56.64%	5	4.3335	1.849680
								Totals	39	656,089,812.36	100.00%	4	4.3377	1.803107
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	194,477,946.70	29.64%	5	4.2130	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	14,835,186.53	2.26%	4	5.2500	1.480000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	1	9,310,087.61	1.42%	5	4.7215	(0.040000)	Totals	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	22	437,466,591.52	66.68%	4	4.3541	1.822264
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	656,089,812.36	100.00%	4	4.3377	1.803107
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30289398	RT	Victor	NY	Actual/360	4.625%	346,875.00	0.00	0.00	N/A	09/06/22	--	90,000,000.00	90,000,000.00	06/06/22
3	30291515	OF	New York	NY	Actual/360	3.539%	163,837.96	151,999.63	0.00	N/A	12/06/22	--	55,561,834.08	55,409,834.45	07/06/22
4	30289394	OF	Los Angeles	CA	Actual/360	4.470%	196,370.23	129,293.07	0.00	N/A	11/06/22	--	52,716,841.38	52,587,548.31	07/06/22
5	30291531	OF	Philadelphia	PA	Actual/360	4.094%	163,366.98	122,359.73	0.00	N/A	12/06/22	--	47,884,800.81	47,762,441.08	07/06/22
6	30291430	RT	Tukwila	WA	Actual/360	3.930%	147,318.36	117,305.83	0.00	N/A	12/06/22	--	44,982,706.14	44,865,400.31	07/06/22
7	30291463	MF	Philadelphia	PA	Actual/360	4.011%	153,734.92	97,226.02	0.00	N/A	12/06/22	--	45,999,726.57	45,902,500.55	07/06/22
10	30291490	SS	Various	Various	Actual/360	4.530%	85,538.43	100,164.14	0.00	N/A	12/06/22	--	22,659,185.96	22,559,021.82	07/06/22
11	30289415	OF	Conshohocken	PA	Actual/360	4.260%	90,704.74	52,127.65	0.00	N/A	12/06/22	--	25,550,630.28	25,498,502.63	07/06/22
13	30289388	RT	Lady Lake	FL	Actual/360	5.750%	113,177.54	23,619,660.39	0.00	N/A	07/01/22	--	23,619,660.39	0.00	07/01/22
14	30289411	OF	Summit	NJ	Actual/360	4.093%	67,881.48	44,374.49	0.00	N/A	12/06/22	--	19,899,298.97	19,854,924.48	07/06/22
15	30291488	MF	Ames	IA	Actual/360	4.543%	64,509.10	41,152.74	0.00	N/A	12/06/22	--	17,041,478.08	17,000,325.34	07/06/22
16	30289412	OF	Elgin	SC	Actual/360	4.040%	47,190.38	53,518.73	0.00	N/A	12/06/22	--	14,016,943.68	13,963,424.95	07/06/22
18	30289405	SS	Various	Various	Actual/360	5.000%	58,210.76	48,769.22	0.00	N/A	12/06/22	--	13,970,581.86	13,921,812.64	07/06/22
19	30289395	RT	Various	Various	Actual/360	5.250%	65,048.18	32,967.98	0.00	N/A	11/06/22	--	14,868,154.51	14,835,186.53	07/06/22
20	30289389	MF	Navarre	FL	Actual/360	4.160%	49,763.35	36,379.96	0.00	N/A	12/01/22	--	14,354,812.34	14,318,432.38	07/01/22
21	30289416	MU	Los Angeles	CA	Actual/360	4.730%	56,991.25	34,086.19	0.00	N/A	12/06/22	--	14,458,667.54	14,424,581.35	07/06/22
22	30289396	LO	Indianapolis	IN	Actual/360	5.090%	61,167.86	32,656.18	0.00	N/A	11/06/22	--	14,420,713.07	14,388,056.89	07/06/22
24	30289397	OF	Houston	TX	Actual/360	4.340%	42,490.69	29,109.42	0.00	N/A	12/06/22	--	11,748,576.61	11,719,467.19	07/06/22
25	30291428	LO	Sunnyvale	CA	Actual/360	4.636%	42,861.85	32,277.88	0.00	N/A	12/06/22	--	11,093,328.32	11,061,050.44	07/06/22
27	30289407	OF	Atlanta	GA	Actual/360	4.330%	37,380.69	25,695.64	0.00	N/A	12/06/22	--	10,358,348.18	10,332,652.54	07/06/22
28	30291425	SS	Various	OH	Actual/360	4.300%	38,540.93	23,318.00	0.00	N/A	12/06/22	--	10,755,607.37	10,732,289.37	07/06/22
29	30291473	MU	San Diego	CA	Actual/360	4.721%	36,737.21	26,912.63	0.00	N/A	12/06/22	--	9,337,000.24	9,310,087.61	10/06/20
30	30291482	MF	Tacoma	WA	Actual/360	4.580%	33,893.89	21,342.69	0.00	N/A	12/06/22	--	8,880,494.91	8,859,152.22	07/06/22
31	30291409	RT	Milwaukee	WI	Actual/360	4.039%	29,316.35	21,045.59	0.00	N/A	11/06/22	--	8,711,062.08	8,690,016.49	07/06/22
37	30291116	SS	Miami	FL	Actual/360	4.431%	27,130.16	18,105.94	0.00	N/A	11/06/22	--	7,346,539.70	7,328,433.76	07/06/22
39	30289404	RT	Brigantine	NJ	Actual/360	4.043%	23,137.26	17,656.49	0.00	N/A	12/06/22	--	6,866,505.31	6,848,848.82	07/06/22
40	30289406	RT	Lebanon	PA	Actual/360	4.043%	22,320.65	17,033.33	0.00	N/A	12/06/22	--	6,624,156.73	6,607,123.40	07/06/22
42	30291248	OF	Wixom	MI	Actual/360	4.949%	21,852.11	18,863.50	0.00	N/A	10/06/22	--	5,298,016.64	5,279,153.14	07/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
43	30289391	IN	Kansas City	MO	Actual/360	4.500%	18,848.08	18,392.70	0.00	N/A	12/01/22	--	5,026,154.93	5,007,762.23	07/01/22
44	30289408	MF	Fayetteville	NC	Actual/360	4.213%	18,537.84	13,295.72	0.00	N/A	12/06/22	--	5,280,808.34	5,267,512.62	07/06/22
45	30289400	LO	Florence	AL	Actual/360	5.336%	22,240.84	17,040.75	0.00	N/A	11/06/22	--	5,001,688.43	4,984,647.68	07/06/22
46	30289401	OF	Venice	CA	Actual/360	4.792%	21,517.97	10,979.44	0.00	N/A	11/06/22	--	5,389,036.74	5,378,057.30	07/06/22
47	30289410	SS	Various	MA	Actual/360	4.430%	18,427.07	12,227.54	0.00	N/A	12/06/22	--	4,991,532.69	4,979,305.15	07/06/22
48	30289403	OF	Los Angeles	CA	Actual/360	4.477%	18,299.80	12,019.38	0.00	N/A	11/06/22	--	4,905,017.17	4,892,997.79	07/06/22
50	30291533	RT	Garner	NC	Actual/360	4.525%	15,005.88	14,528.50	0.00	N/A	12/06/22	--	3,979,460.70	3,964,932.20	07/06/22
51	30289392	RT	Lancaster	CA	Actual/360	4.750%	15,977.03	9,552.39	0.00	N/A	11/01/22	--	4,036,303.56	4,026,751.17	07/01/22
54	30289413	RT	Butler	PA	Actual/360	4.585%	17,000.85	0.00	0.00	N/A	12/06/22	--	4,450,000.00	4,450,000.00	07/06/22
55	30291327	MU	Saint Louis	MO	Actual/360	4.680%	13,257.48	3,399,352.85	0.00	N/A	10/06/22	--	3,399,352.85	0.00	07/06/22
57	30289393	RT	Salem	OH	Actual/360	4.710%	12,963.28	7,806.28	0.00	N/A	12/01/22	--	3,302,746.20	3,294,939.92	07/01/22
59	30291464	RT	Bronx	NY	Actual/360	4.694%	12,174.82	5,964.88	0.00	N/A	12/06/22	--	3,112,437.69	3,106,472.81	07/06/22
60	30291351	LO	Chesapeake	VA	Actual/360	5.250%	11,748.58	9,225.09	0.00	N/A	11/06/22	--	2,685,389.89	2,676,164.80	07/06/22
Totals							2,503,347.83	28,495,788.58	0.00				684,585,600.94	656,089,812.36

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,136,798.00	3,584,951.10	01/01/22	03/31/22	--	0.00	0.00	340,875.00	340,875.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	7,423,651.80	1,427,400.67	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,851,017.76	1,256,391.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,204,949.81	2,054,847.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,215,735.34	765,226.54	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	3,523,712.90	841,595.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,429,097.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,232,154.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	3,141,164.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,264,667.61	568,835.31	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	3,550,054.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,326,901.56	3,079,250.64	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,031,382.94	588,582.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	2,157,162.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	05/06/22	0.00	17,773.08	83,164.47	1,315,473.00	430,729.72	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,027,551.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,210,870.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,031,140.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,331,279.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,257,928.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	723,497.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	807,023.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	339,770.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	706,152.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	486,917.15	0.00	--	--	--	0.00	0.00	0.00	0.00	5,490.73	0.00
60	1,595,667.48	304,890.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	74,006,251.11	14,471,972.26				0.00	17,773.08	424,039.47	1,656,348.00	436,220.45	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
55	30291327	3,399,352.85	Payoff Prior to Maturity	0.00	0.00
Totals		3,399,352.85		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/22	0	0.00	0	0.00	1	9,310,087.61	0	0.00	0	0.00	0	0.00	0	0.00	1	3,399,352.85	4.337738%	4.292017%	4
06/10/22	0	0.00	0	0.00	1	9,337,000.24	1	0.00	0	0.00	0	0.00	0	0.00	2	76,401,411.41	4.388081%	4.343052%	5
05/12/22	0	0.00	0	0.00	2	24,969,802.87	1	15,607,218.59	0	0.00	0	0.00	0	0.00	1	27,893,850.34	4.391625%	4.344520%	6
04/12/22	0	0.00	0	0.00	2	25,030,091.22	1	15,640,800.05	0	0.00	0	0.00	0	0.00	0	0.00	4.362963%	4.316612%	7
03/11/22	0	0.00	0	0.00	2	25,086,579.31	1	15,671,915.84	0	0.00	0	0.00	0	0.00	0	0.00	4.362867%	4.316525%	8
02/11/22	0	0.00	0	0.00	2	25,153,488.74	1	15,709,855.08	0	0.00	0	0.00	0	0.00	0	0.00	4.362778%	4.316448%	9
01/12/22	0	0.00	0	0.00	2	25,209,440.38	1	15,740,654.46	0	0.00	0	0.00	0	0.00	0	0.00	4.362682%	4.316361%	10
12/10/21	0	0.00	0	0.00	2	25,265,149.05	1	15,771,312.72	0	0.00	0	0.00	0	0.00	1	3,127,855.67	4.362587%	4.316275%	11
11/15/21	0	0.00	0	0.00	2	25,324,195.27	1	15,804,166.45	0	0.00	0	0.00	0	0.00	0	0.00	4.365448%	4.319070%	12
10/13/21	0	0.00	1	15,834,533.70	1	9,544,871.73	1	15,834,533.70	0	0.00	0	0.00	0	0.00	0	0.00	4.365357%	4.318987%	13
09/13/21	1	15,867,107.06	0	0.00	1	9,570,864.21	1	15,867,107.06	0	0.00	0	0.00	0	0.00	0	0.00	4.365268%	4.318908%	14
08/12/21	0	0.00	1	15,897,185.92	1	9,595,501.27	1	15,897,185.92	0	0.00	0	0.00	0	0.00	0	0.00	4.365177%	4.318826%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30289398	06/06/22	0	A	340,875.00	340,875.00	0.00	90,000,000.00
29	30291473	10/06/20	20	6	83,164.47	1,315,473.00	533,120.21	9,843,942.60	06/09/20	1
Totals					424,039.47	1,656,348.00	533,120.21	99,843,942.60
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		656,089,812	646,779,725	9,310,088		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	656,089,812	646,779,725	0	0	9,310,088	0
Jun-22	684,585,601	675,248,601	0	0	9,337,000	0
May-22	762,524,150	737,554,347	0	0	9,362,584	15,607,219
Apr-22	792,129,195	767,099,104	0	0	9,389,291	15,640,800
Mar-22	793,825,726	768,739,146	0	0	9,414,663	15,671,916
Feb-22	795,767,946	770,614,457	0	0	9,443,634	15,709,855
Jan-22	797,450,984	772,241,543	0	0	25,209,440	0
Dec-21	799,127,788	773,862,639	0	0	9,493,836	15,771,313
Nov-21	804,021,115	778,696,920	0	0	9,520,029	15,804,166
Oct-21	805,694,990	780,315,584	0	0	9,544,872	15,834,534
Sep-21	807,448,116	782,010,145	0	0	9,570,864	15,867,107
Aug-21	809,109,281	783,616,594	0	0	9,595,501	15,897,186
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
29	30291473	9,310,087.61	9,843,942.60	13,800,000.00	10/22/20	(30,958.08)	(0.04000)	09/30/20	12/06/22	214
Totals		9,310,087.61	9,843,942.60	13,800,000.00		(30,958.08)

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
29	30291473	MU	CA	06/09/20	1

6/30/2022 - Loan transferred to MLS Special Servicing on 6-9-2020 due to delinquency. Loan is past due for the 4/6/2020 and subsequent payments. The collateral is a Mixed-Use development, comprised of 2 properties: The Keating Hotel, a 35-

room, luxury full-service boutique hotel and the Mercantile Building, a 10,482 sf retail property located adjacent to the Keating Hotel in San Diego’s Gaslamp District. The hotel has not opened and there is only one tenant operating in the retail space of the collateral . Special Servicer is working with Borrower on a full reinstatement and with local counsel to dual track the asset with filing for F/C. A F/C sale date has been set for July 13th.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	30289395	15,596,534.38	5.25000%	15,596,534.38 5.25000%		8	06/25/20	07/06/20	06/30/20
22	30289396	15,059,579.55	5.09000%	15,059,579.55 5.09000%		8	09/04/20	08/21/20	09/14/20
45	30289400	5,395,930.72	5.33600%	5,395,930.72 5.33600%		8	05/14/20	06/05/20	05/19/20
Totals		36,052,044.65		36,052,044.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	30291489 06/10/22	15,607,218.59	31,000,000.00	16,712,817.85	1,121,795.67	16,650,265.20	15,528,469.53	78,749.06	0.00	0.00	78,749.06	0.42%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,607,218.59	31,000,000.00	16,712,817.85	1,121,795.67	16,650,265.20	15,528,469.53	78,749.06	0.00	0.00	78,749.06

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	30291489	06/10/22	0.00	0.00	78,749.06	0.00	0.00	78,749.06	0.00	0.00	78,749.06
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	78,749.06	0.00	0.00	78,749.06	0.00	0.00	78,749.06

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	308.81	0.00	0.00	0.00
29	0.00	0.00	1,945.21	0.00	0.00	(19,701.37)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,945.21	0.00	0.00	(19,701.37)	0.00	0.00	308.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(17,447.35)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $198,000,000.00 of Class PEZ was exchanged for $115,611,122.00 of Class A-M, $49,167,571.00 of Class B, and $33,221,307.00 of Class C.

Servicer Revision to November 2017 Reporting
A revision was made to include a loan that has liquidated.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28